UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: June 30, 2005

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 470 Park Avenue South
4th Floor South
New York, N.Y. 10016

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 646-495-7347
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
July  26, 2005

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  254
Form Information Table Value Total: $2,692,589,844.66



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC

ABER DIAMOND CORP-
common-
002893105
389367
12650
sole
ADELPHIA COMMUNICATION CORP SUB NTS CONV-
convertible bonds-
006848BG9
10000
200000
sole
ADELPHIA COMMUNICATIONS CORP PFD CONV 7.50% SER E-
convertible preferred-
006848501
9500
190000
sole
ALEXANDER'S INC-
common-
014752109
298500
1200
sole
ALLEGHANY CORP-
common-
017175100
1980990
6670
sole
ALLEGHENY ENERGY INC-
common-
017361106
126670956
5022639
sole
ALTRIA GROUP INC-
common-
02209S103
2405352
37200
sole
AMAZON.COM INC JANUARY 2206 PUT AT $75.00-
option-
0231356MO
2441490
58200
sole
AMERICAN REAL ESTATE PARTNERS LP-
common-
029169109
21836595
751690
sole
ANGLO AMERICAN PLC-
common-
03485P102
3374600
143600
sole
ANHEUSER BUSCH COS INC-
common-
035339103
201300
4400
sole
ANHUI EXPRESSWAY-
common-
6045180
625600
920000
sole
ANTEON INTL CORP-
common-
03674E108
1373162
30100
sole
APOLLO GROUP INC-
common-
037604204
2346600
30000
sole
APPLIED MATERIALS PUT @$30 01/21/2006-
option-
0382226MF
220800
16000
sole
AQUILA INC-
common-
03840P102
50781245
14066827
sole
ARCHER DANIELS MIDLAND CO-
common-
039483102
18359049
858702
sole
ARCHIPELAGO HOLDING INC-
common-
03957A104
27524406
705935
sole
BEAR STEARNS COMPANIES INC-
common-
073902108
415760
4000
sole
BEIJING CAP INTL A-
common-
6208422
160000
400000
sole
BERKSHIRE HATHAWAY INC-CLASS B-
common-
084670207
58798080
21120
sole
BLOCK H&R-
common-
093671105
5782676
99103
sole
BLOM BANK SAL-
common-
093688109
631400
15400
sole
BOMBARDIER INC-
common-
097751200
8205137
3852177
sole
BRASCAN CORP-
common-
10549P606
192708
5050
sole
BRILLIANCE CHINA ADR-
common-
10949Q105
824712
47370
sole
BROWN-FORMAN-
common-
115637209
266024
4400
sole
BUNGE LIMITED-
common-
G16962105
28127070
443645
sole
CACI INTL INC-
common-
127190304
68666478
1087183
sole
CALAMOS ASSET MANAGEMENT INC-
common
12811R104
544800
20000
sole
CALPINE CORP-
common-
131347106
26231432
7715127
sole
CALPINE CAP TRUST III TIDES CONV PFD 5%-
convertible preferred
13134R300
1315442
27050
sole
CALPINE CORPORATION 4.75% 11/15/2023-
convertible bond-
131347BJ4
24319407
34020000
sole
CAMECO CORP-
common-
13321L108
3378625
75500
sole
CANADIAN NAT RES LTD-
common-
136385101
240108
6600
sole
CANADIAN OIL SANDS TRUST-
common-
13642L100
78596359
1068466
sole
CARNIVAL CORP-
common-
143658300
436400
8000
sole
CATHAY GENERAL BANCORP-
149150104
4874466
144600
sole
CENTER FINANCIAL CORP-
common-
15146E102
7611637
306550
sole
CENTERPOINT ENERGY, INC-
sole-
15189T107
86012669
6511179
sole
CHECKFREE CORP-
common-
162813109
13964600
410000
sole
CHICAGO MERCANTILE HOLDINGS INC-
common-
167760107
8819198
29845
sole
CMS ENERGY CORP-
common-
125896100
36799502
2443526
sole
CHINA EASTERN AIRLINES CORPORATION LIMITED-
common-
16937R104
8632800
490500
sole
CHINA LIFE INS CO LTD-
common-
16939P106
146500
5000
sole
CHINA PHARMACEUTICAL-
common-
6191997
314000
1570000
sole
CHINA RES PWR HLDG-
common-
6711566
55658
100000
sole
CHINA SOUTHERN AIRLINES COMPANY LIMITED-
common-
169409109
7635840
465600
sole
CISCO SYSTEMS INC JANUARY 2006 PUT AT $35-
option-
17275R6MG
2035200
128000
sole
CNOOC LIMITED ADR-
common-
126132109
9923068
167280
sole
COMDISCO HOLDING COMPANY, INC-
common-
200334100
3924836
230466
sole
COMDISCO HOLDING COMPANY, INC-
rights-
200534118
7361924
27266386
sole
COMPUTER ASSOCIATES INTERNATIONAL INC JANUARY 2006 PUT AT $35
option-
204912MGP
16912091
224012
sole
CONEXANT SYSTEMS INC 4% 2/1/2007-
convertible bond-
207142AF7
137625
150000
sole
COURIER CORP-
common-
222660102
714426
18600
sole
DATANG INTL POWER-
common-
6080716
75926
100000
sole
DEAN FOODS CO-
common-
242370104
1850100
52500
sole
DELL INC JANUARY 2006 PUT AT $45-
option-
24702R6MI
716800
128000
sole
DELUXE CORP-
common-
248019101
11751978
289458
sole
DIAGEO PLC-
common-
25243Q205
296500
5000
sole
DILLARD DEPT STORES INC-
common-
254067101
10643219
454450
sole
DISNEY WALT CO-
common-
254687106
711335
28250
sole
DYNEGY INC-
common-
26816Q101
711358
146370
sole
EAST WEST BANCORP INC-
common-
27579R104
6103303
181700
sole
EATON VANCE CORP-
common-
278265103
229536
9600
sole
EBAY INC -
common-
278642103
198060
6000
sole
E SPEED  INC CL A-
common-
296643109
1193940
134000
sole
EDISON INTERNATIONAL-
common-
281020107
15945229
393224
sole
EL PASO CORPORATION-
common-
28336L109
79131369
6869042
sole
ENCANA CORP-
common-
292505104
31125658
786200
sole
EURONEXT-
common-
7153758
1273888
37600
sole
EXPEDITORS INTL WASH INC-
common-
302130109
6295984
126400
sole
FAIRFAX FINANCIAL SENIOR DEBENTURES CONVERTIBLE 5% 07/15/2023-
convertible bond-
303901AL6
496250
500000
sole
FAIRFAX FINANCIAL HOLDINGS LTD-
common-
303901102
6208400
37400
sole
FIDELITY NATIONAL FINANCIAL-
common-
316326107
6856941
192125
sole
FIFTH THIRD BANCORPORATION-
common-
316773100
494520
12000
sole
FINOVA GROUP INC-
common-
317928109
72027
800300
sole
FIRST DATA CORP-
common-
319963104
120420
3000
sole
FTI CONSULTING-
common-
302941109
7932909
379565
sole
FOREST CITY ENTERPRISES INC CL A-
common-
345550107
18862925
265675
sole
FORTUNE BRANDS INC-
common-
349631101
479520
5400
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
6616370
1843000
sole
GENCORP INC-
common-
368682100
192600
10000
sole
GETTY IMAGES INC-
common-
374276103
2792176
37600
sole
GREAT WALL AUTOMOBILE-
common-
6718255
15120
42000
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
105120747
1213025
sole
HANMI FINANCIAL CORP-
common-
410495105
7120245
426362
sole
HARRAHS ENTERTAINMENT INC-
common-
413619107
446834
6200
sole
HARRIS INTERACTIVE INC-
common-
414549105
5337520
1096000
sole
HDFC BANK LIMITED-
common-
40415F101
1218562
26200
sole
HILTON ADR-
common-
43283M109
246240
24000
sole
HONG KONG EXCHANGE-
common-
6267359
11046350
4265000
sole
HUADIAN POWER INTL-
common-
6142780
50961
180000
sole
HUANENG PWR INTL INC-
common-
443304100
10974760
372026
sole
IAC INTERACTIVE CO-
convertible preferred-
44919P201
5188992
108104
sole
ICICI BANK LIMITED-
common-
45104G104
817190
37400
sole
IMPERIAL OIL LTD-
common-
453038408
20560908
246800
sole
INTERACTIVE DATA CORPORATION-
common-
45840J107
270140
13000
sole
INTERNATIONAL SECURITIES EXCHANGE INC-
common-
46031W204
2787210
111000
sole
INTERNET HOLDRS TRUST JANUARY 2006 PUT AT $60.00-
option-
46059W6ML
208012
29716
sole
JIANGSU EXPRESSWAY-
common-
6005504
315120
606000
sole
KOREA ELECTRIC POWER-
common-
500631106
62604470
3995180
sole
LABRANCHE & CO INC-
common-
505447102
14101605
2238350
sole
LAIDLAW INTERNATIONAL INC-
common-
50730R102
1684590
69900
sole
LEGG MASON INC-
common-
524901105
8956063
86025
sole
LEUCADIA NATIONAL CORP-
common-
527288104
93576555
2422380
sole
LEVEL 3 COMMUNICATIONS INC 6% CONV-
convertible-
52729NAS9
2392000
4600000
sole
LEVEL 3 COMMUNICATIONS INC-
common-
52729N100
40600
20000
sole
LIBERTY GLOBAL INC-
common-
530555101
14734046
315707
sole
LIFEPOINT HOSPITALS INC-
common-
53219L109
202160
4000
sole
LOEWS CORP-
common-
540424108
573315
7400
sole
LORING WARD-
common-
54416P109
0
10000
sole
LONDON STOCK EXCHANGE PLC-
common-
B0167W7
614180
69714
sole
LOWES CO PUT AT $75 EXP 01/21/2006
option-
5486616MO
1617600
96000
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
4834046
215325
sole
M & T BANK CORPORATION-
common-
55261F104
41354696
393255
sole
MANTECH INTL CORP-
common-
564563104
12538608
403950
sole
MARKEL HOLDINGS-
common-
570535104
23289300
68700
sole
MCI INC-
common-
552691107
856143
33300
sole
MERCURY GENERAL CORP-
common-
589400100
2687836
49300
sole
MGM MIRAGE INC-
common-
552953101
12210430
308500
sole
MIDWAY GAMES INC-
common-
598148104
548000
50000
sole
MILLEA HOLDINGS INC-
common-
60032R106
673100
10000
sole
MIRANT CORP 6/15/2021 CONV SR DEB-
convertible bonds-
604675AB4
11876000
15200000
sole
MIVA INC-
common-
55311R108
46400
10000
sole
MONTPELIER RE HOLDING LTD-
common-
G62185106
1082354
31300
sole
MOODYS CORPORATION-
common-
615369105
15650576
348100
sole
NARA BANCORP INC-
common-
63080P105
4136824
281800
sole
NASDAQ STOCK MARKET INC-
common-
631103108
9454518
501300
sole
NATIONAL WESTERN LIFE INS CO-
common-
638522102
368391
1900
sole
NETEASE.COM INC ADR-
common-
64110W102
299256
5240
sole
NET RATINGS INC-
common-
64116M108
1723120
126700
sole
NEXEN INC-
common-
65334H102
14536368
478800
sole
NOVO-NORDISK AS-
common-
670100205
305820
6000
sole
JOHN NUVEEN CO-CL A-
common-
67090F106
4931982
131100
sole
PARGESA HOLDING SA-
common-
4671026
1610457
440
sole
PERNOD RICARD-
common-
4682329
670992
4200
sole
PETRO-CANADA-
common-
71644E102
7406418
113700
sole
PETRO CHINA COMPANY LTD ADR-
common-
71646E100
6537050
89000
sole
PETROLEO BRASILEIRO SA-
common-
71654V408
1058239
20300
sole
PG & E CORP-
common-
69331C108
223231
5646
sole
PICC PROPERTY & CASUALTY-
common-
6706250
22581
90000
sole
PICO HOLDINGS INC-
common-
693366205
877920
29500
sole
PRIMACOM AG
common-
74154N108
1960200
726000
sole
POWER CORP OF CANADA-
common-
739239101
21312007
850100
sole
PROGRESSIVE CORP-
common-
743315103
38375828
388380
sole
PROQUEST COMPANY-
common-
74346P102
295110
9000
sole
QUALCOMM INC-
common-
747525103
165050
5000
sole
QUANTA SERVICES INC-
common-
74762E102
38255008
4347160
sole
RCN CORP NEW-
common-
749361200
1284774
55642
sole
R.H. DONNELLEY CORPORATION-
common-
74955W307
3565400
57525
sole
RELIANT ENERGY INC-
common-
75952B105
142893488
11542285
sole
REMY CONTREAU SA-
common-
4741714
382452
8400
sole
RENAISSANCE RE HOLDINGS LTD-
common-
G7496G103
22158
450
sole
RITCHIE BROTHERS AUCTIONEERS INC-
common-
767744105
2910525
75500
sole
RLI CORP-
common-
749607107
2140800
48000
sole
RUSSELL CORP-
common-
782352108
65424
3200
sole
SI INTERNATIONAL INC-
common-
78427V102
224700
7500
sole
SAFETY 1ST INC-
common-
78648T100
1652552
48950
sole
SAFEWAY PUT 1/21/06 @ $30-
option-
7865146MF
710400
96000
sole
SAPIENT CORP-
common-
803062108
158800
20000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
5858440
120050
sole
SEARS HOLDING CORP-
common-
812350106
102184513
681821
sole
SHELL CANADA LTD-
common-
822567103
25296700
942500
sole
SHENZHEN EXPRESSWAY COMPANY LIMITED-
common-
6848743
570000
1500000
sole
SICHUAN EXPRESSWAY CO LIMITED-
common-
6055877
171000
1140000
sole
SIEM INDS INC-
common-
G81226105
857124
34800
sole
SIERRA PACIFIC RESOURCES-
common-
826428104
103033598
8275791
sole
SINGAPORE EXCHANGE-
common-
6303866
375000
300000
sole
SOUTHERN UNION CO-
common-
844030106
2289288
93250
sole
ST JOE PAPER CO-
common-
790148100
6665895
81750
sole
STATE BANK OF INDIA-
common-
5131091
1357960
34000
sole
STATOIL ASA-
common-
85771P102
3613400
178000
sole
STILLWATER MINING COMPANY-
common-
86074Q102
267120
36000
sole
STRYKER CORP-
common-
863667101
668218
14050
sole
STUDENT LOAN CORP-
common-
863902102
39278260
178700
sole
SUNCOR ENERGY INC-
common-
867229106
116143811
2454434
sole
SUNGARD DATA SYSTEMS INC-
common-
867363103
3819462
108600
sole
SUNSHINE PCS CORP-
common-
86783P106
17461
158740
sole
TELEWEST GLOBAL INC-
common-
87956T107
13871858
608949
sole
TELIASONERA AB-
common-
W95890104
6975
1500
sole
TELIASONERA AB-
rights-
W95890120
1
11500
sole
TEXAS PACIFIC LAND TRUST-
common-
882610108
16547988
93491
sole
TOYOTA INDUSTRIES CORPORATION-
common-
J92628106
16250619
594825
sole
TREEHOUSE FOODS INC-
common-
89469A104
293653
10300
sole
TRIARC CO INC-
common-
895927101
9299360
577600
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
11008000
12800000
sole
TSX GROUP INC-
common-
2061920
2547900
85500
sole
TURKCELL ILETISIM HIZMETLERI ADR-
common-
900111204
3814595
301549
sole
TXU CORP-
common-
873168108
61141481
747882
sole
UCBH HOLDINGS INC-
common-
90262T308
5165944
318100
sole
UTS ENERGY CORP-
common-
B03B1J5
377556
180000
sole
VALUE LINE INC-
common-
920437100
290450
7400
sole
VAN DER MOOLEN HOLDING NV ADR-
common-
921020103
517271
109824
sole
VECTOR GROUP LTD-
common-
92240M108
241410
13000
sole
VORNADO REALTY TRUST-
common-
929042109
7428960
92400
sole
WASHINGTON POST COMPANY-
common-
939640108
108735636
130218
sole
WEBSENSE INC-
common-
947684106
192200
4000
sole
WEB MD CORPORATION-
common-
94769M105
1119430
109000
sole
WELLS FARGO & CO-
common-
949746101
8966048
145600
sole
WESCO FINL CORP-
common-
950817106
3105720
8627
sole
WESTERN OIL SANDS INC-
common-
959053109
4254922
219100
sole
WHITE MOUNTAINS INSURANCE GROUP LIMITED-
common-
G9618E107
99062183
157017
sole
WILEY JOHN & SONS INC CL A-
common-
968223206
2502990
63000
sole
WILLIAMS COMPANIES INC-
common-
969457100
106774684
5619720
sole
WILSHIRE STATE BAK CALIF-
common-
97200A101
3514433
245250
sole
WYNN RESORTS LTD-
common-
983134107
259985
5500
sole
XM SATELLITE RADIO HOLDINGS INC-
common-
983759101
336600
10000
sole
XO COMMUNICATIONS INC-
common-
983764838
1094590
411500
SOLE
ZHEJIANG EXPRESSWAY CO, LTD-
common-
6990763
625600
920000
sole
ZIMMER HOLDINGS INC-
common-
98956P102
533190
7000
sole
ABBOTT LABORATORIES
Common-
002824100
833170
17000
sole
AETERNA ZENTARIS INC-
common-
007975204
97520
21200
sole
AKZO NOBEL NV-
common-
010199305
400758
10200
sole
AMGEN INC-
Common-
031162100
592508
9800
sole
ALTANA AG ADR-
common-
02143N103
814654
14200
sole
ARENA PHARMACEUTICALS INC-
common-
040047102
97526
14300
sole
AVAX TECHNOLOGIES INC-
common-
14250
50000
sole
AVIGEN INC-
common-
053690103
67580
21800
sole
BIOGEN IDEC INC-
Common-
09062X103
422013
12250
sole
BIOMIRA INC-
Common-
0961R106
64500
37500
sole
BRISTOL-MYERS SQUIBB COMPANY-
common-
110122108
382819
15325
sole
CAMBRIDGE ANTIBODY TECH GROUP-
common-
132148107
176320
15200
sole
CELL GENESYS INC-
common-
150921104
82390
15400
sole
CHIRON CORPORATION-
Common-
170040109
1154859
33100
sole
CURAGEN CORP-
common-
23126R101
68876
13400
sole
DECODE GENETICS INC-
common-
243586104
107516
11450
sole
ENTREMED INC-
common-
29382F103
25410
11000
sole
FAVRILLE INC-
common-
312088404
45050
10600
sole
GENZYME CORP-
common-
372917104
487210
8108
sole
GLAXO SMITHKLINE-
Common-
37733W105
1109569
22873
sole
HUMAN GENOME SCIENCES INC-
common-
444903108
199176
17200
sole
IMPATH INC-
Common-
45255G101
113360
26000
sole
ISOTECHNIKA INC-
common-
2535726
29600
16000
sole
JOHNSON & JOHNSON
Common-
478160104
650000
10000
sole
ELI LILLY AND COMPANY-
Common-
532457108
621167
11150
sole
LONZA GROUP AG-
common-
7333378
614496
11100
sole
MGI PHARMA INC-
Common-
552880106
87040
4000
sole
MAXIM PHARMACEUTICALS INC-
common-
57772M107
14410
11000
sole
MEDAREX INC-
common-
583916101
169932
20400
sole
MEDIMMUNE INC-
Common-
584699102
797592
29850
sole
MERCK & CO INC-
common-
589331107
4620
150
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
292895
31596
sole
NEORX CORPORATION-
common-
640520300
16200
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
1719700
36250
sole
OSI PHARMACEUTICALS INC CONTINGENT VALUE RIGHTS 6/12/2008-
rights-
671040111
557
13932
sole
PROTEIN DESIGN LABS INC-
common-
74369L103
141470
7000
sole
SAVIENT PHARMACEUTICALS INC-
common-
80517Q100
154350
35000
sole
SCHERING AG-
common-
806585204
1178279
19100
sole
SERONO SA-
common-
81752M101
197477
12350
sole
SUPERGEN INC-
common-
868059106
69160
14000
sole
TARGETED GENETICS CORPORATION-
common-
87612M108
8000
10000
sole
VICAL INC-
common-
925602104
68320
14000
sole
WYETH-
common-
983024100
1248225
28050
sole
2692589845

/DOCUMENT
/SUBMISSION